SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of Consolidation

Principles of Consolidation

The Consolidated Financial Statements include the accounts of TGC Industries, Inc. and its wholly-owned subsidiary, Eagle Canada, Inc.  We have eliminated all significant intercompany accounts and transactions.

Business Combinations

Business Combinations

We record acquisitions using the purchase method of accounting and, accordingly, have included the results of operations of acquired businesses in our consolidated results from the date of each acquisition.  We allocate the purchase price of our acquisitions to the tangible assets, liabilities, and intangible assets acquired based on their estimated fair values. The excess purchase price over those fair values is recorded as goodwill. The fair value assigned to assets acquired is based on valuations provided by independent consultants and using management’s estimates and assumptions.

Foreign Currency

Foreign Currency

The functional currency of the Company’s international subsidiary is the local currency.  Local currency assets and liabilities are translated at the rates of exchange on the balance sheet date, and local currency revenues and expenses are translated at average rates of exchange during the period.  The resulting translation adjustments are recorded directly into a separate component of stockholders’ equity and represents the only component of accumulated other comprehensive income (loss).

Cash Equivalents

Cash Equivalents

The Company considers all highly liquid investments with original maturity dates of three months or less to be cash equivalents. The Company maintains its accounts at financial institutions located in Texas and Alberta, Canada.  The Texas bank accounts are insured by the Federal Deposit Insurance Corporation up to $250,000.  The Alberta bank accounts are insured by the Canadian Depository Insurance Corporation up to $100,000 Canadian.

Trade Accounts Receivable

Trade Accounts Receivable

Trade accounts receivable are recorded in accordance with terms and amounts as specified in the related contracts on an ongoing basis. The Company evaluates the collectability of accounts receivable on a specific account basis using a combination of factors including the age of the outstanding balances, evaluation of the customer’s financial condition, and discussions with relevant Company personnel and with the customers directly. An allowance for doubtful accounts or direct write-off is recorded when it is determined that the receivable may not be collected, depending on the facts known and the probability of collection of the outstanding amount.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost. Depreciation and amortization are provided using the straight-line method over the estimated useful lives of the individual assets ranging from 1 to 7 years.  The depreciation expense on assets acquired under capital leases is included with depreciation expense on owned assets.  Expenditures for major renewals and betterments that extend the useful lives of property and equipment are capitalized.  Expenditures for maintenance and repairs are charged to expense as incurred.

Long-Lived Assets

Long-Lived Assets

Long-lived assets held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. For the purposes of evaluating the recoverability of long-lived assets, the recoverability test is performed using undiscounted cash flows estimated to be generated by those assets.  No impairment charge was necessary at December 31, 2013, 2012, and 2011.

Income Taxes

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases, in accordance with ASC Topic 740 (“Topic 740”).  Deferred tax assets and liabilities are measured using enacted tax rates expected to be applied to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.   Deferred tax expense or benefit is the result of changes in deferred tax assets and liabilities.  The components of the deferred tax assets and liabilities are individually classified as current or non-current based on their characteristics.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Topic 740 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.  In accordance with Topic 740, the Company recognizes in its financial statements the impact of a tax position if that position is “more likely than not” to be sustained on audit, based on the technical merits of the position.  The Company’s estimate of the potential outcome of any uncertain tax issue is subject to management’s assessment of relevant risks, facts, and circumstances existing at that time.  Topic 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and disclosure.  Interest and penalties related to unrecognized tax benefits, if any, are recorded as income tax expense.  See Note H for further information.

Revenue Recognition

REVENUE RECOGNITION

Seismic Surveys

The Company provides seismic data acquisition survey services to its customers under general service agreements which define certain obligations for the Company and for its customers.  The Company typically enters into a supplemental agreement setting forth the terms of each project, which may be cancelled by either party upon 30 days’ advance written notice.  These supplemental agreements are either “turnkey” agreements providing for a fixed fee to be paid for each unit of seismic data acquired or “term” agreements providing for a fixed hourly, daily, or monthly fee during the term of the project.  Under both types of agreements, the Company recognizes revenues when services have been performed and revenue is realizable.  Services are defined to begin at the commencement of data acquisition.  Revenues are deemed realizable when earned according to the terms of the contracts.  Under turnkey agreements, the total number of units of seismic data to be gathered is set forth in the agreement.  Revenue under turnkey agreements is recognized on a per unit of seismic data acquired rate as services are performed.  Revenue under term agreements is recognized on a per unit of time worked rate as services are performed based on the time worked rate provided in the term agreement.  In the event of a cancelled contract, revenue is recognized and the client is billed for services performed to the date of contract cancellation.  When it becomes evident that the estimates of total costs to be incurred on a contract will exceed the total estimates of revenue to be earned, an estimated loss is recognized in the period in which the loss is identifiable.  The asset “Cost and estimated earnings in excess of billings on uncompleted contracts” represents cost incurred on turnkey agreements in excess of billings on those agreements.  The liability “Billings in excess of costs and estimated earnings on uncompleted contracts” represents billings on turnkey agreements in excess of cost on those agreements.

Revenue Recognition

Seismic Surveys

The Company provides seismic data acquisition survey services to its customers under general service agreements which define certain obligations for the Company and for its customers.  We typically enter into a supplemental agreement setting forth the terms of each project, which may be cancelled by either party upon 30 days’ advance written notice.  These supplemental agreements are either “turnkey” agreements providing for a fixed fee to be paid for each unit of seismic data acquired or “term” agreements providing for a fixed hourly, daily, or monthly fee during the term of the project.  Under both types of agreements, the Company recognizes revenues when services have been performed and revenue is realizable.  Services are defined as the commencement of data acquisition.  Revenues are deemed realizable when earned according to the terms of the contracts.  Under turnkey agreements, the total number of units of seismic data to be gathered is set forth in the agreement.  Revenue under turnkey agreements is recognized on a per unit of seismic data acquired rate as services are performed.  Revenue under term agreements is recognized on a per unit of time worked rate as services are performed based on the time worked rate provided in the term agreement.  In the event of a cancelled contract, revenue is recognized and the client is billed for services performed to the date of contract cancellation.  When it becomes evident that the estimates of total costs to be incurred on a contract will exceed the total estimates of revenue to be earned, an estimated loss is recognized in the period in which the loss is identifiable.  The asset “Cost and estimated earnings in excess of billings on uncompleted contracts” represents cost incurred on turnkey agreements in excess of billings on those agreements.  The liability “Billings in excess of costs and estimated earnings on uncompleted contracts” represents billings on turnkey agreements in excess of cost on those agreements.

Accumulated Other Comprehensive Income

ACCUMULATED OTHER COMPREHENSIVE INCOME

Comprehensive income is a measure of income which includes both net income and other comprehensive income or loss.  Other comprehensive income or loss results from items deferred from recognition in the statement of operations, which consists solely of foreign currency translation adjustments.  Accumulated other comprehensive income (loss) is presented on the Company’s consolidated balance sheet as a part of shareholder’s equity.  In addition, the Company reports comprehensive income and its components in a separate statement of comprehensive income.

Foreign currency translation income or loss represents changes in foreign currency rates used to translate the assets, liabilities, revenues and expenses of the Company’s international subsidiary from the local currency.  These changes in foreign currency rates may never be realized or may only be partially realized upon the ultimate disposition, if any, of the international subsidiary.  The Company’s foreign investment is considered permanent in nature as there are no plans in the foreseeable future for divestiture.

Accumulated Other Comprehensive Income

Comprehensive income is a measure of income which includes both net income and other comprehensive income or loss.  Other comprehensive income or loss results from items deferred from recognition in the statement of earnings, which consists solely of foreign currency translation adjustments.  Accumulated other comprehensive income (loss) is presented on the Company’s consolidated balance sheet as a part of stockholder’s equity.  In addition, the Company reports comprehensive income and its components in a separate statement of comprehensive income.

Foreign currency translation income or loss represents changes in foreign currency rates used to translate the assets, liabilities, revenues and expenses of the Company’s international subsidiary from the local currency.  These changes in foreign currency rates may never be realized or may only be partially realized upon the ultimate disposition, if any, of the international subsidiary.  The Company’s foreign investment is considered permanent in nature as there are no plans in the foreseeable future for divestiture.

Reclassifications		Reclassifications Certain reclassifications have been made to the 2012 financial statements to conform to the 2013 presentation.
Share-Based Compensation

Share-Based Compensation

The Company has two stock-based compensation plans, which are described more fully in Note G.  The Company recognizes the fair value of the share-based compensation awards as wages in the Statements of Operations on a straight-line basis over the vesting period.  As a result, during the years ended December 31, 2013, 2012, and 2011, the Company recognized compensation expense for unvested stock options of $206,952, $283,950, and $230,167, respectively, and unvested restricted stock of $492,692, $317,109, and $28,603, respectively.

No incentive stock options were granted during the years ended December 31, 2013 and 2012.  For the year ended December 31, 2011, the fair value of the single option grant was estimated on the date of the grant using the Binomial Lattice option pricing model with the following assumptions used for the outstanding grants: risk-free interest rate of 0.40%; expected dividend yield of 0.0%; expected life of 5.0 years; and expected volatility of 61.0%.

Financial Instruments

Financial Instruments

The Company’s financial instruments recorded on the consolidated balance sheet include cash and cash equivalents, accounts receivable, accounts payable, and debt. The carrying amounts of cash and cash equivalents, accounts receivable, and accounts payable approximate fair value because of the short-term nature of these items.  The carrying amounts of debt obligations approximate fair value due to their relative short-term maturities and their contract rates which approximate market.

Earnings Per Share

Earnings Per Share

Basic earnings per common share are based upon the weighted average number of shares of common stock outstanding.  Diluted earnings per share are based upon the weighted average number of common shares outstanding and, when dilutive, common shares issuable for stock options, warrants, and convertible securities.

All share and per share amounts for the years ended December 31, 2013, 2012 and 2011, have been adjusted to reflect 5% stock dividends paid May 14, 2013 and May 14, 2012 to shareholders of record as of April 30, 2013, and April 30, 2012, respectively.  No stock dividends were declared or paid during the year ended December 31, 2011.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Recent Accounting Standards

RECENT ACCOUNTING PRONOUNCEMENTS

In July 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-11, Income Taxes (Topic 740) - Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (“ASU 2013-11”).  ASU 2013-11 clarifies the balance sheet presentation of an unrecognized tax benefit and was issued to resolve the diversity in practice that had developed in the absence any specific U.S. GAAP.  ASU 2013-11 is applicable to all entities that have an unrecognized tax benefit due to a net operating loss carryforward, a similar tax loss, of a tax credit carryforward.  The ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013, and does not create any new disclosure requirements.  The Company adopted ASU 2013-11 on January 1, 2014, and it did not have a significant effect on its consolidated financial statements.

In May 2014, the FASB issued ASU No. 2014-09, Revenue (Topic 606) - Revenue from Contracts with Customers (“ASU 2014-09”).  ASU 2014-09 supersedes nearly all existing revenue recognition guidance under U.S. GAAP and establishes a comprehensive revenue recognition standard for virtually all industries, including those that previously followed industry-specific guidance.  The revenue standard’s core principle is built on the contract between a vendor and a customer for the provision of goods and services.  It attempts to depict the exchange of rights and obligations between the parties in the pattern of revenue recognition based on the consideration to which the vendor is entitled.  Three basic transition methods are available—full retrospective, retrospective with certain practical expedients, and a cumulative effect approach.  Under the third alternative, an entity would apply the new revenue standard only to contracts that are incomplete under legacy U.S. GAAP at the date of initial application (i.e., January 1, 2017) and recognize the cumulative effect of the new standard as an adjustment to the opening balance of retained earnings.  That is, prior years would not be restated and additional disclosures would be required to enable users of the financial statements to understand the impact of adopting the new standard in the current year compared to prior years that are presented under legacy U.S. GAAP.  ASU 2014-09 is effective for annual periods beginning after December 15, 2016, including interim periods therein. Early adoption is prohibited.  The Company will adopt ASU 2014-09 on January 1, 2017.  The Company will begin evaluating the impact of our pending adoption of ASU 2014-09 on our consolidated financial statements and have not yet determined the method by which we will adopt the standard in 2017.

Recent Accounting Standards

In July of 2012, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2012-02, Intangibles-Goodwill and Other (Topic 350) — Testing Indefinite-Lived Intangible Assets for Impairment (“ASU 2012-02”). This ASU provides entities with an option to first assess qualitative factors to determine whether events or circumstances indicate that it is more likely than not that the indefinite-lived intangible asset is impaired.  If an entity concludes that it is more than 50% likely that an indefinite-lived intangible asset is not impaired, no further analysis is required.  However, if an entity concludes otherwise, it would be required to determine the fair value of the indefinite-lived intangible asset to measure the amount of actual impairment, if any, as currently required under accounting principles generally accepted in the United States (“U.S. GAAP”).  The ASU is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012.  The Company adopted this update in the first quarter of 2013, and it did not have a significant effect on its consolidated financial statements and related disclosures.

In July of 2013, the FASB issued ASU No. 2013-11, Income Taxes (Topic 740) - Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (“ASU 2013-11”).  This ASU clarifies the balance sheet presentation of an unrecognized tax benefit and was issued to resolve the diversity in practice that had developed in the absence any specific U.S. GAAP.  ASU 2013-11 is applicable to all entities that have an unrecognized tax benefit due to a net operating loss carryforward, a similar tax loss, of a tax credit carryforward.  The ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013, and does not create any new disclosure requirements.  The Company will adopt ASU 2013-11 on January 1, 2014.  The Company anticipates that the adoption of ASU 2013-11 will not have a significant effect on its consolidated financial statements.